Schedule of Investments (unaudited) October 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise, Inc.(a)(b)	10,927	$1,589,223
BWX Technologies, Inc.	14,740	839,885
Curtiss-Wright Corp.	6,193	1,039,371
HEICO Corp.	7,272	1,182,718
HEICO Corp., Class A	12,769	1,625,494
Hexcel Corp.	13,717	764,037
Howmet Aerospace, Inc.	60,635	2,155,574
Huntington Ingalls Industries, Inc.	6,366	1,636,508
Mercury Systems, Inc.(a)	9,230	446,732
Spirit AeroSystems Holdings, Inc., Class A(b)	17,079	395,550
Textron, Inc.(b)	34,181	2,339,348
TransDigm Group, Inc.	8,310	4,784,565
Woodward, Inc.(b)	9,520	872,984

		19,671,989

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	19,760	1,930,947
Expeditors International of Washington, Inc.	26,384	2,581,675
GXO Logistics, Inc.(a)	17,085	624,286

		5,136,908

Airlines(a) — 0.8%
Alaska Air Group, Inc.	19,974	888,044
American Airlines Group, Inc.	104,474	1,481,441
Copa Holdings SA, Class A(b)	4,640	349,067
Delta Air Lines, Inc.	103,559	3,513,757
JetBlue Airways Corp.	51,877	417,091
Southwest Airlines Co.	95,789	3,481,930
United Airlines Holdings, Inc.	52,747	2,272,341

		12,403,671

Auto Components — 0.5%
Aptiv PLC(a)	43,744	3,983,766
BorgWarner, Inc.	38,174	1,432,670
Gentex Corp.	38,003	1,006,700
Lear Corp.	9,623	1,334,806
QuantumScape Corp.(a)(b)	40,092	333,966

		8,091,908

Automobiles — 0.4%
Harley-Davidson, Inc.	21,759	935,637
Lucid Group, Inc.(a)(b)	85,992	1,228,825
Rivian Automotive, Inc., Class A(a)(b)	84,071	2,939,963
Thor Industries, Inc.	8,559	697,302

		5,801,727

Banks — 3.3%
Bank of Hawaii Corp.	6,375	484,181
Bank OZK	18,086	777,336
BOK Financial Corp.	4,754	523,843
Citizens Financial Group, Inc.	78,997	3,230,977
Comerica, Inc.	21,124	1,489,242
Commerce Bancshares, Inc.	17,715	1,254,931
Cullen/Frost Bankers, Inc.	9,434	1,462,742
East West Bancorp, Inc.	22,875	1,637,164
Fifth Third Bancorp	110,237	3,934,359
First Citizens BancShares, Inc., Class A	1,971	1,620,398
First Hawaiian, Inc.	20,528	525,106
First Horizon Corp.	85,602	2,098,105
First Republic Bank	29,419	3,533,222
FNB Corp.	56,130	811,078
Huntington Bancshares, Inc.	232,190	3,524,644
KeyCorp.	150,311	2,686,058

Security	Shares	Value

Banks (continued)
M&T Bank Corp.	28,300	$4,764,871
PacWest Bancorp	18,944	470,948
Pinnacle Financial Partners, Inc.	12,122	1,006,005
Popular, Inc.	11,889	840,790
Prosperity Bancshares, Inc.	14,312	1,024,310
Regions Financial Corp.	151,225	3,319,389
Signature Bank	10,017	1,587,995
SVB Financial Group(a)	9,495	2,192,965
Synovus Financial Corp.	23,286	927,947
Umpqua Holdings Corp.	34,815	692,122
Webster Financial Corp.	28,248	1,532,736
Western Alliance Bancorp	17,101	1,148,674
Wintrust Financial Corp.	9,690	907,178
Zions Bancorp NA	24,090	1,251,235

		51,260,551

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,527	570,014
Brown-Forman Corp., Class A	7,357	505,941
Brown-Forman Corp., Class B	29,693	2,019,124
Molson Coors Beverage Co., Class B	28,314	1,427,875

		4,522,954

Biotechnology(a) — 1.9%
Alnylam Pharmaceuticals, Inc.(b)	19,529	4,047,580
Biogen, Inc.	23,590	6,686,349
BioMarin Pharmaceutical, Inc.	29,856	2,586,425
Exact Sciences Corp.(b)	28,277	983,474
Exelixis, Inc.	51,108	847,371
Horizon Therapeutics PLC	36,330	2,264,086
Incyte Corp.	29,524	2,194,814
Ionis Pharmaceuticals, Inc.	22,844	1,009,705
Mirati Therapeutics, Inc.	6,960	468,547
Natera, Inc.	13,955	655,327
Neurocrine Biosciences, Inc.	15,330	1,764,790
Novavax, Inc.	13,006	289,644
Sarepta Therapeutics, Inc.	13,611	1,551,926
Seagen, Inc.	21,995	2,796,884
Ultragenyx Pharmaceutical, Inc.	11,013	445,586
United Therapeutics Corp.	7,215	1,663,274

		30,255,782

Building Products — 1.7%
A O Smith Corp.	20,741	1,136,192
Advanced Drainage Systems, Inc.	10,039	1,163,319
Allegion PLC	14,174	1,485,010
Armstrong World Industries, Inc.	7,535	569,420
AZEK Co., Inc.(a)	17,931	313,972
Builders FirstSource, Inc.(a)	25,138	1,550,009
Carlisle Cos., Inc.	8,319	1,986,577
Carrier Global Corp.	137,178	5,454,197
Fortune Brands Home & Security, Inc.	20,883	1,259,663
Hayward Holdings, Inc.(a)	11,430	105,727
Lennox International, Inc.	5,168	1,207,090
Masco Corp.	36,422	1,685,246
Owens Corning	15,674	1,341,851
Trane Technologies PLC	37,756	6,026,990
Trex Co., Inc.(a)	17,819	856,916

		26,142,179

Capital Markets — 4.2%
Affiliated Managers Group, Inc.	6,208	770,785
Ameriprise Financial, Inc.	17,483	5,404,345
Ares Management Corp., Class A	24,745	1,876,413
Bank of New York Mellon Corp.	118,863	5,005,321

1

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Blue Owl Capital, Inc.	65,179	$653,094
Carlyle Group, Inc.	33,487	947,012
Cboe Global Markets, Inc.	17,127	2,132,312
Coinbase Global, Inc., Class A(a)	25,275	1,674,469
Evercore, Inc., Class A	5,897	619,775
FactSet Research Systems, Inc.	6,140	2,612,509
Franklin Resources, Inc.	46,155	1,082,335
Interactive Brokers Group, Inc., Class A	15,019	1,203,773
Invesco Ltd.	60,398	925,297
Janus Henderson Group PLC	22,281	507,338
Jefferies Financial Group, Inc.	32,894	1,131,883
KKR & Co., Inc.	92,544	4,500,415
Lazard Ltd., Class A	14,456	545,136
LPL Financial Holdings, Inc.	12,879	3,292,516
MarketAxess Holdings, Inc.	6,008	1,466,192
Morningstar, Inc.	4,022	933,828
MSCI, Inc.	12,755	5,980,309
Nasdaq, Inc.	55,629	3,462,349
Northern Trust Corp.	33,252	2,804,806
Raymond James Financial, Inc.	31,495	3,720,819
Robinhood Markets, Inc., Class A(a)	89,877	1,049,763
SEI Investments Co.	16,851	915,009
State Street Corp.	59,363	4,392,862
Stifel Financial Corp.	16,710	1,033,848
T Rowe Price Group, Inc.	36,211	3,844,160
Tradeweb Markets, Inc., Class A	17,418	959,383
Virtu Financial, Inc., Class A	16,105	360,430

		65,808,486

Chemicals — 3.3%
Albemarle Corp.	18,937	5,299,898
Ashland, Inc.	8,182	858,455
Axalta Coating Systems Ltd.(a)(b)	35,713	832,827
Celanese Corp.	17,503	1,682,388
CF Industries Holdings, Inc.	32,172	3,418,597
Chemours Co.	24,966	714,777
Corteva, Inc.	117,258	7,661,638
DuPont de Nemours, Inc.	81,148	4,641,666
Eastman Chemical Co.	19,952	1,532,513
Element Solutions, Inc.	37,331	642,093
FMC Corp.	20,377	2,422,825
Ginkgo Bioworks Holdings, Inc.(a)	132,589	361,968
Huntsman Corp.	30,917	827,339
International Flavors & Fragrances, Inc.	41,237	4,025,144
LyondellBasell Industries NV, Class A	41,580	3,178,791
Mosaic Co.	55,792	2,998,820
NewMarket Corp.	979	297,949
Olin Corp.	21,629	1,145,256
PPG Industries, Inc.	38,129	4,353,569
RPM International, Inc.	20,645	1,952,398
Scotts Miracle-Gro Co.	6,513	299,012
Valvoline, Inc.	28,951	850,001
Westlake Corp.	5,450	526,742

		50,524,666

Commercial Services & Supplies — 1.3%
Cintas Corp.	14,008	5,989,120
Clean Harbors, Inc.(a)	8,245	1,009,683
Copart, Inc.(a)	34,484	3,966,350
Driven Brands Holdings, Inc.(a)	9,210	294,536
IAA, Inc.(a)	21,648	821,109
MSA Safety, Inc.	5,951	798,862
Republic Services, Inc.	33,369	4,425,397

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins, Inc.	37,479	$1,577,116
Stericycle, Inc.(a)	14,825	660,898
Tetra Tech, Inc.	8,618	1,217,551

		20,760,622

Communications Equipment — 1.1%
Arista Networks, Inc.(a)	39,815	4,812,041
Ciena Corp.(a)	24,086	1,153,719
F5, Inc.(a)	9,631	1,376,366
Juniper Networks, Inc.	51,693	1,581,806
Lumentum Holdings, Inc.(a)(b)	11,151	830,192
Motorola Solutions, Inc.	26,643	6,653,024
Ubiquiti, Inc.(b)	967	335,307
Viasat, Inc.(a)	11,687	478,700

		17,221,155

Construction & Engineering — 0.6%
AECOM	21,302	1,603,614
MasTec, Inc.(a)	9,620	741,510
MDU Resources Group, Inc.	32,671	930,470
Quanta Services, Inc.	23,021	3,269,903
Valmont Industries, Inc.	3,444	1,099,394
WillScot Mobile Mini Holdings Corp.(a)	33,658	1,431,475

		9,076,366

Construction Materials — 0.5%
Eagle Materials, Inc.	6,046	739,486
Martin Marietta Materials, Inc.	10,062	3,380,631
Vulcan Materials Co.	21,420	3,506,454

		7,626,571

Consumer Finance — 0.8%
Ally Financial, Inc.	50,247	1,384,807
Credit Acceptance Corp.(a)(b)	1,085	505,198
Discover Financial Services	44,151	4,612,013
OneMain Holdings, Inc.	18,986	732,100
SLM Corp.	40,452	671,099
SoFi Technologies, Inc.(a)(b)	128,593	699,546
Synchrony Financial	77,671	2,761,981
Upstart Holdings, Inc.(a)(b)	11,192	259,431

		11,626,175

Containers & Packaging — 1.3%
Amcor PLC	242,670	2,810,119
AptarGroup, Inc.	10,591	1,050,098
Ardagh Metal Packaging SA	24,125	107,115
Avery Dennison Corp.	13,170	2,232,973
Ball Corp.	49,894	2,464,265
Berry Global Group, Inc.(a)	20,255	958,467
Crown Holdings, Inc.	18,808	1,290,041
Graphic Packaging Holding Co.	49,467	1,135,762
International Paper Co.	58,484	1,965,647
Packaging Corp. of America	14,939	1,795,817
Sealed Air Corp.	23,576	1,122,689
Silgan Holdings, Inc.	13,784	652,810
Sonoco Products Co.	15,739	977,077
Westrock Co.	40,995	1,396,290

		19,959,170

Distributors — 0.5%
Genuine Parts Co.	22,463	3,995,269
LKQ Corp.	41,533	2,310,896
Pool Corp.	6,240	1,898,396

		8,204,561

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.3%
ADT, Inc.(b)	33,811	$286,041
Bright Horizons Family Solutions, Inc.(a)	9,302	607,607
Grand Canyon Education, Inc.(a)	5,118	515,024
H&R Block, Inc.	25,793	1,061,382
Mister Car Wash, Inc.(a)	13,579	119,903
Service Corp. International	24,969	1,513,371

		4,103,328

Diversified Financial Services — 0.5%
Apollo Global Management, Inc.	74,305	4,113,525
Equitable Holdings, Inc.	60,525	1,853,275
Voya Financial, Inc.	15,744	1,076,260

		7,043,060

Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(a)(b)	39,615	927,783
Lumen Technologies, Inc.	166,178	1,223,070

		2,150,853

Electric Utilities — 2.8%
Alliant Energy Corp.	40,544	2,115,180
Avangrid, Inc.	11,464	466,355
Constellation Energy Corp.	52,840	4,995,494
Edison International	60,838	3,652,713
Entergy Corp.	32,847	3,519,228
Evergy, Inc.	35,958	2,198,113
Eversource Energy	55,763	4,253,602
FirstEnergy Corp.	87,866	3,313,427
Hawaiian Electric Industries, Inc.	17,595	669,314
IDACORP, Inc.	8,140	852,258
NRG Energy, Inc.	38,170	1,694,748
OGE Energy Corp.	32,302	1,183,222
PG&E Corp.(a)	250,983	3,747,176
Pinnacle West Capital Corp.	18,254	1,226,851
PPL Corp.	119,227	3,158,323
Xcel Energy, Inc.	88,251	5,746,023

		42,792,027

Electrical Equipment — 1.3%
Acuity Brands, Inc.	5,275	968,332
AMETEK, Inc.	37,283	4,834,114
ChargePoint Holdings, Inc.(a)(b)	40,775	570,034
Generac Holdings, Inc.(a)	10,146	1,176,023
Hubbell, Inc.	8,662	2,057,052
nVent Electric PLC	26,719	975,243
Plug Power, Inc.(a)(b)	84,559	1,351,253
Regal Rexnord Corp.	10,839	1,371,567
Rockwell Automation, Inc.	18,815	4,803,469
Sensata Technologies Holding PLC	25,090	1,008,869
Sunrun, Inc.(a)	33,215	747,670
Vertiv Holdings Co.(b)	49,100	702,621

		20,566,247

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	94,768	7,186,257
Arrow Electronics, Inc.(a)	10,338	1,046,826
Avnet, Inc.	15,216	611,531
CDW Corp.	21,876	3,780,392
Cognex Corp.	28,106	1,299,340
Coherent Corp.(a)	20,626	693,240
Corning, Inc.	122,172	3,930,273
IPG Photonics Corp.(a)	5,435	465,562
Jabil, Inc.	21,722	1,395,638
Keysight Technologies, Inc.(a)	29,000	5,050,350

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	3,910	$861,177
National Instruments Corp.	21,151	807,545
TD SYNNEX Corp.	7,005	641,028
Teledyne Technologies, Inc.(a)	7,492	2,981,666
Trimble, Inc.(a)	40,392	2,429,983
Vontier Corp.	26,028	497,135
Zebra Technologies Corp., Class A(a)(b)	8,348	2,364,321

		36,042,264

Energy Equipment & Services — 0.7%
Baker Hughes Co.	153,952	4,258,312
Halliburton Co.	145,383	5,294,849
NOV, Inc.	63,308	1,418,099

		10,971,260

Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	83,601	556,783
Electronic Arts, Inc.	44,843	5,648,424
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,400	176,868
Liberty Media Corp.-Liberty Formula One, Class C(a)	32,462	1,874,031
Live Nation Entertainment, Inc.(a)	24,908	1,982,926
Madison Square Garden Sports Corp.	3,119	488,467
Playtika Holding Corp.(a)	16,640	157,248
ROBLOX Corp., Class A(a)	71,572	3,202,131
Roku, Inc.(a)	19,351	1,074,754
Spotify Technology SA(a)	22,631	1,823,606
Take-Two Interactive Software, Inc.(a)	26,425	3,130,834
Warner Bros Discovery, Inc.(a)	381,713	4,962,269
World Wrestling Entertainment, Inc., Class A	7,065	557,358

		25,635,699

Equity Real Estate Investment Trusts (REITs) — 7.0%
Alexandria Real Estate Equities, Inc.	26,211	3,808,458
American Homes 4 Rent, Class A	49,064	1,567,104
Americold Realty Trust, Inc.	43,475	1,054,269
Apartment Income REIT Corp.	24,904	957,061
AvalonBay Communities, Inc.	22,600	3,957,712
Boston Properties, Inc.	25,353	1,843,163
Brixmor Property Group, Inc.	48,244	1,028,080
Camden Property Trust	16,770	1,937,774
Cousins Properties, Inc.	23,987	569,931
CubeSmart	36,155	1,513,810
Douglas Emmett, Inc.	27,681	486,909
EastGroup Properties, Inc.	6,653	1,042,459
EPR Properties	12,161	469,415
Equity LifeStyle Properties, Inc.	28,728	1,837,443
Equity Residential	59,918	3,776,032
Essex Property Trust, Inc.	10,514	2,336,631
Extra Space Storage, Inc.	21,438	3,803,959
Federal Realty Investment Trust	12,744	1,261,401
First Industrial Realty Trust, Inc.	21,307	1,014,852
Gaming & Leisure Properties, Inc.	38,595	1,934,381
Healthcare Realty Trust, Inc.	61,327	1,246,778
Healthpeak Properties, Inc.	87,213	2,069,565
Highwoods Properties, Inc.	17,051	481,350
Host Hotels & Resorts, Inc.	114,519	2,162,119
Hudson Pacific Properties, Inc.	22,722	250,851
Invitation Homes, Inc.	98,735	3,128,912
Iron Mountain, Inc.	46,992	2,352,889
JBG SMITH Properties	17,281	340,090
Kilroy Realty Corp.	18,798	803,427
Kimco Realty Corp.(b)	97,677	2,088,334
Lamar Advertising Co., Class A	14,153	1,305,331

3

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Life Storage, Inc.	13,607	$1,505,070
Medical Properties Trust, Inc.	96,062	1,099,910
Mid-America Apartment Communities, Inc.	18,575	2,924,634
National Retail Properties, Inc.	28,377	1,192,685
National Storage Affiliates Trust	13,731	585,764
Omega Healthcare Investors, Inc.	38,012	1,208,021
Park Hotels & Resorts, Inc.	36,053	471,573
Rayonier, Inc.	23,566	794,174
Realty Income Corp.	100,003	6,227,187
Regency Centers Corp.	27,718	1,677,216
Rexford Industrial Realty, Inc.	26,969	1,490,846
SBA Communications Corp.	17,256	4,657,394
Simon Property Group, Inc.	52,784	5,752,400
SL Green Realty Corp.	10,173	403,665
Spirit Realty Capital, Inc.	21,646	840,514
STORE Capital Corp.	41,094	1,306,789
Sun Communities, Inc.	19,510	2,630,924
UDR, Inc.	51,664	2,054,161
Ventas, Inc.	64,567	2,526,507
VICI Properties, Inc.	155,648	4,983,849
Vornado Realty Trust	28,538	673,211
Welltower, Inc.	75,065	4,581,968
Weyerhaeuser Co.	120,453	3,725,611
WP Carey, Inc.	30,770	2,347,751

		108,092,314

Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A	25,967	532,583
BJ’s Wholesale Club Holdings, Inc.(a)	21,673	1,677,490
Casey’s General Stores, Inc.	5,995	1,395,096
Grocery Outlet Holding Corp.(a)	14,478	500,505
Kroger Co.	106,105	5,017,705
Performance Food Group Co.(a)	24,598	1,280,080
U.S. Foods Holding Corp.(a)	32,893	978,896

		11,382,355

Food Products — 2.2%
Bunge Ltd.	22,662	2,236,739
Campbell Soup Co.	31,358	1,659,152
Conagra Brands, Inc.	76,157	2,794,962
Darling Ingredients, Inc.(a)	25,876	2,030,748
Flowers Foods, Inc.	30,296	869,798
Freshpet, Inc.(a)	7,449	439,118
Hershey Co.	23,618	5,639,270
Hormel Foods Corp.	46,382	2,154,444
Ingredion, Inc.	10,714	954,832
J M Smucker Co.	16,677	2,512,557
Kellogg Co.	40,838	3,137,175
Lamb Weston Holdings, Inc.	23,317	2,010,392
McCormick & Co., Inc.	40,559	3,189,560
Pilgrim’s Pride Corp.(a)	7,712	177,762
Post Holdings, Inc.(a)	8,817	797,233
Seaboard Corp.	40	149,855
Tyson Foods, Inc., Class A	46,089	3,150,183

		33,903,780

Gas Utilities — 0.3%
Atmos Energy Corp.	22,324	2,378,622
National Fuel Gas Co.	14,177	956,806
UGI Corp.	33,863	1,196,380

		4,531,808

Health Care Equipment & Supplies — 3.0%
ABIOMED, Inc.(a)	7,228	1,822,034

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Align Technology, Inc.(a)	12,688	$2,465,278
Cooper Cos., Inc.	7,857	2,148,025
Dentsply Sirona, Inc.	34,659	1,068,190
Dexcom, Inc.(a)(b)	63,376	7,654,553
Enovis Corp.(a)(b)	8,180	404,501
Envista Holdings Corp.(a)	26,324	868,955
Globus Medical, Inc., Class A(a)	12,353	827,651
Hologic, Inc.(a)	39,798	2,698,305
ICU Medical, Inc.(a)(b)	3,289	488,121
IDEXX Laboratories, Inc.(a)(b)	13,491	4,852,443
Insulet Corp.(a)(b)	11,135	2,881,849
Integra LifeSciences Holdings Corp.(a)	11,864	596,166
Masimo Corp.(a)	7,674	1,009,898
Novocure Ltd.(a)	16,712	1,180,870
Penumbra, Inc.(a)(b)	5,768	989,039
QuidelOrtho Corp.(a)	8,110	728,440
ResMed, Inc.	23,378	5,229,425
STERIS PLC	16,146	2,786,477
Tandem Diabetes Care, Inc.(a)	10,424	585,308
Teleflex, Inc.	7,587	1,627,867
Zimmer Biomet Holdings, Inc.	33,946	3,847,779

		46,761,174

Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(a)(b)	14,403	1,170,964
Agilon Health, Inc.(a)(b)	30,736	610,110
Amedisys, Inc.(a)	5,148	502,393
AmerisourceBergen Corp.	23,885	3,755,200
Cardinal Health, Inc.	44,081	3,345,748
Chemed Corp.	2,363	1,103,214
DaVita, Inc.(a)	9,117	665,632
Encompass Health Corp.	15,839	862,275
Enhabit, Inc.(a)	8,003	99,397
Guardant Health, Inc.(a)	15,755	779,872
Henry Schein, Inc.(a)	21,871	1,497,289
Laboratory Corp. of America Holdings	14,618	3,243,149
Molina Healthcare, Inc.(a)	9,267	3,325,556
Oak Street Health, Inc.(a)	18,842	381,174
Premier, Inc., Class A	19,009	663,034
Quest Diagnostics, Inc.	18,925	2,718,576
Signify Health, Inc., Class A(a)	11,917	348,334
Tenet Healthcare Corp.(a)	17,193	762,681
Universal Health Services, Inc., Class B	10,280	1,191,144

		27,025,742

Health Care Technology(a) — 0.3%
Certara, Inc.	19,040	232,859
Definitive Healthcare Corp.(b)	5,146	81,204
Doximity, Inc., Class A(b)	15,395	407,506
Teladoc Health, Inc.	25,945	769,010
Veeva Systems, Inc., Class A	22,546	3,786,375

		5,276,954

Hotels, Restaurants & Leisure — 3.1%
Aramark	37,497	1,368,640
Boyd Gaming Corp.	12,642	730,202
Caesars Entertainment, Inc.(a)	33,186	1,451,224
Carnival Corp.(a)(b)	154,847	1,402,914
Chipotle Mexican Grill, Inc.(a)(b)	4,502	6,745,482
Choice Hotels International, Inc.	5,443	706,719
Churchill Downs, Inc.	5,866	1,219,600
Darden Restaurants, Inc.	19,806	2,835,031
Domino’s Pizza, Inc.	5,809	1,929,982
DraftKings, Inc., Class A(a)(b)	52,799	834,224

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.(a)	24,461	$2,286,370
Hilton Worldwide Holdings, Inc.	43,717	5,913,161
Hyatt Hotels Corp., Class A(a)	7,978	751,607
Las Vegas Sands Corp.(a)	53,514	2,034,067
Marriott Vacations Worldwide Corp.	6,201	916,260
MGM Resorts International	53,524	1,903,849
Norwegian Cruise Line Holdings Ltd.(a)	67,647	1,142,558
Penn Entertainment, Inc.(a)(b)	25,542	845,440
Planet Fitness, Inc., Class A(a)	13,651	893,867
Royal Caribbean Cruises Ltd.(a)	35,632	1,902,036
Six Flags Entertainment Corp.(a)	11,776	262,605
Travel & Leisure Co.	13,555	514,819
Vail Resorts, Inc.	6,506	1,425,660
Wendy’s Co.	27,915	580,074
Wyndham Hotels & Resorts, Inc.	14,359	1,090,279
Wynn Resorts Ltd.(a)(b)	16,860	1,077,354
Yum! Brands, Inc.	46,328	5,478,286

		48,242,310

Household Durables — 1.2%
D.R. Horton, Inc.	51,576	3,965,163
Garmin Ltd.	24,942	2,195,894
Leggett & Platt, Inc.	21,521	726,334
Lennar Corp., B Shares	2,508	163,572
Lennar Corp., Class A	40,574	3,274,322
Mohawk Industries, Inc.(a)	8,507	806,038
Newell Brands, Inc.	61,062	843,266
NVR, Inc.(a)	486	2,059,547
PulteGroup, Inc.	37,260	1,490,027
Tempur Sealy International, Inc.	27,122	729,311
Toll Brothers, Inc.	17,424	750,626
TopBuild Corp.(a)	5,203	885,238
Whirlpool Corp.	8,627	1,192,596

		19,081,934

Household Products — 0.4%
Church & Dwight Co., Inc.	39,286	2,912,271
Clorox Co.	19,936	2,911,454
Reynolds Consumer Products, Inc.	8,665	264,629
Spectrum Brands Holdings, Inc.	6,387	294,696

		6,383,050

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	107,901	2,822,690
Brookfield Renewable Corp., Class A	20,968	650,637
Vistra Corp.	66,491	1,527,298

		5,000,625

Insurance — 4.7%
Aflac, Inc.	101,402	6,602,284
Allstate Corp.	43,592	5,503,490
American Financial Group, Inc.	10,883	1,579,232
Arch Capital Group Ltd.(a)	57,303	3,294,922
Arthur J Gallagher & Co.	33,666	6,298,235
Assurant, Inc.	8,607	1,169,347
Assured Guaranty Ltd.	9,619	569,349
Axis Capital Holdings Ltd.	12,585	688,022
Brighthouse Financial, Inc.(a)	11,531	658,074
Brown & Brown, Inc.	38,244	2,248,365
Cincinnati Financial Corp.	25,302	2,614,203
CNA Financial Corp.	4,427	184,606
Erie Indemnity Co., Class A	4,054	1,041,919
Everest Re Group Ltd.	6,295	2,031,145
Fidelity National Financial, Inc.	42,666	1,680,187

Security	Shares	Value

Insurance (continued)
First American Financial Corp.	16,319	$822,478
Globe Life, Inc.	14,466	1,671,112
Hanover Insurance Group, Inc.	5,712	836,751
Hartford Financial Services Group, Inc.	52,185	3,778,716
Kemper Corp.	10,241	488,188
Lincoln National Corp.	27,722	1,493,384
Loews Corp.	32,252	1,839,009
Markel Corp.(a)	2,161	2,606,382
Old Republic International Corp.	45,736	1,061,533
Primerica, Inc.	6,020	871,094
Principal Financial Group, Inc.	39,906	3,516,916
Prudential Financial, Inc.	60,723	6,387,452
Reinsurance Group of America, Inc.	10,809	1,590,761
RenaissanceRe Holdings Ltd.	6,964	1,077,191
Ryan Specialty Holdings, Inc.(a)(b)	13,302	596,595
Unum Group	32,397	1,476,979
W R Berkley Corp.	33,305	2,477,226
White Mountains Insurance Group Ltd.	456	645,764
Willis Towers Watson PLC	17,696	3,861,444

		73,262,355

Interactive Media & Services(a) — 0.5%
IAC, Inc.	12,582	612,492
Match Group, Inc.	46,353	2,002,450
Pinterest, Inc., Class A	93,524	2,300,690
TripAdvisor, Inc.	16,518	390,155
ZoomInfo Technologies, Inc., CLass A	44,463	1,979,937

		7,285,724

Internet & Direct Marketing Retail — 0.5%
DoorDash, Inc., Class A(a)(b)	40,398	1,758,525
eBay, Inc.	88,942	3,543,449
Etsy, Inc.(a)	20,457	1,921,117
Wayfair, Inc., Class A(a)(b)	12,462	472,559

		7,695,650

IT Services — 3.6%
Affirm Holdings, Inc.(a)(b)	28,397	569,928
Akamai Technologies, Inc.(a)	25,333	2,237,664
Amdocs Ltd.	19,541	1,686,584
Broadridge Financial Solutions, Inc.	18,971	2,846,788
Cloudflare, Inc., Class A(a)	45,452	2,559,857
Concentrix Corp.	6,982	853,410
DXC Technology Co.(a)	37,210	1,069,788
EPAM Systems, Inc.(a)	8,880	3,108,000
Euronet Worldwide, Inc.(a)	7,771	652,842
FleetCor Technologies, Inc.(a)	11,815	2,199,008
Gartner, Inc.(a)	12,418	3,749,243
Genpact Ltd.	29,203	1,416,345
Global Payments, Inc.	44,509	5,085,598
Globant SA(a)(b)	6,585	1,242,458
GoDaddy, Inc., Class A(a)	25,307	2,034,683
Jack Henry & Associates, Inc.	11,741	2,337,163
Kyndryl Holdings, Inc.(a)(b)	29,157	281,948
MongoDB, Inc.(a)(b)	10,550	1,930,966
Okta, Inc.(a)	24,312	1,364,389
Paychex, Inc.	52,197	6,175,427
Shift4 Payments, Inc., Class A(a)	8,164	375,299
SS&C Technologies Holdings, Inc.	36,087	1,855,594
Switch, Inc., Class A(b)	23,387	796,327
Thoughtworks Holding, Inc.(a)	13,773	132,359
Toast, Inc., Class A(a)	40,477	894,137
Twilio, Inc., Class A(a)	27,750	2,063,767
VeriSign, Inc.(a)	15,191	3,045,188

5

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Western Union Co.	62,237	$840,822
WEX, Inc.(a)	7,133	1,170,811
Wix.com Ltd.(a)(b)	8,684	730,324

		55,306,717

Leisure Products — 0.3%
Brunswick Corp.	11,987	847,121
Hasbro, Inc.	21,252	1,386,693
Mattel, Inc.(a)	56,807	1,077,061
Peloton Interactive, Inc., Class A(a)	47,842	401,873
Polaris, Inc.	9,139	928,522
YETI Holdings, Inc.(a)	14,256	457,333

		5,098,603

Life Sciences Tools & Services — 2.5%
10X Genomics, Inc., Class A(a)	15,063	409,412
Agilent Technologies, Inc.	48,526	6,713,572
Avantor, Inc.(a)	98,564	1,988,036
Azenta, Inc.	12,153	539,593
Bio-Rad Laboratories, Inc., Class A(a)	3,457	1,215,862
Bio-Techne Corp.	6,290	1,863,475
Bruker Corp.	17,598	1,088,260
Charles River Laboratories International, Inc.(a)	8,157	1,731,323
IQVIA Holdings, Inc.(a)	30,020	6,294,293
Maravai LifeSciences Holdings, Inc., Class A(a)	18,001	298,817
Mettler-Toledo International, Inc.(a)	3,620	4,579,047
PerkinElmer, Inc.	20,403	2,725,433
QIAGEN NV(a)	36,694	1,598,391
Repligen Corp.(a)	8,939	1,631,278
Sotera Health Co.(a)	15,853	109,069
Syneos Health, Inc.(a)	16,574	834,998
Waters Corp.(a)	9,689	2,898,658
West Pharmaceutical Services, Inc.	11,976	2,755,678

		39,275,195

Machinery — 3.9%
AGCO Corp.	10,040	1,246,667
Allison Transmission Holdings, Inc.	15,618	659,861
Ardagh Group SA(a)	2,789	21,141
Crane Holdings Co.	7,608	763,387
Cummins, Inc.	22,806	5,576,295
Donaldson Co., Inc.	19,950	1,146,127
Dover Corp.	23,278	3,042,202
Esab Corp.	8,200	305,860
Flowserve Corp.	21,470	615,760
Fortive Corp.	58,043	3,708,948
Gates Industrial Corp. PLC(a)	17,909	199,685
Graco, Inc.	27,150	1,889,097
IDEX Corp.	12,290	2,732,190
Ingersoll Rand, Inc.	66,045	3,335,272
ITT, Inc.	13,503	1,031,494
Lincoln Electric Holdings, Inc.	9,062	1,286,804
Middleby Corp.(a)	8,649	1,209,649
Nordson Corp.	9,370	2,108,250
Oshkosh Corp.	10,607	933,416
Otis Worldwide Corp.	68,468	4,836,580
PACCAR, Inc.	55,207	5,345,694
Parker-Hannifin Corp.	20,710	6,018,740
Pentair PLC	26,614	1,143,071
Snap-on, Inc.	8,506	1,888,757
Stanley Black & Decker, Inc.	23,889	1,875,048
Timken Co.	10,080	718,603

Security	Shares	Value

Machinery (continued)
Toro Co.	16,879	$1,779,553
Westinghouse Air Brake Technologies Corp.	29,287	2,731,891
Xylem, Inc.	28,980	2,968,421

		61,118,463

Marine — 0.1%
Kirby Corp.(a)	9,791	682,922

Media — 1.3%
Altice USA, Inc., Class A(a)	34,654	229,063
Cable One, Inc.	944	811,302
DISH Network Corp., Class A(a)	40,526	604,243
Fox Corp., Class A	48,709	1,406,229
Fox Corp., Class B	23,461	638,139
Interpublic Group of Cos., Inc.	63,605	1,894,793
Liberty Broadband Corp., Class A(a)	2,963	252,803
Liberty Broadband Corp., Class C(a)	20,127	1,699,323
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	12,139	515,179
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	25,032	1,056,100
New York Times Co., Class A	26,589	770,017
News Corp., Class A	62,426	1,053,127
News Corp., Class B	19,502	334,069
Nexstar Media Group, Inc., Class A	6,032	1,033,281
Omnicom Group, Inc.	32,917	2,394,712
Paramount Global, Class A	1,521	32,063
Paramount Global, Class B	93,242	1,708,193
Sirius XM Holdings, Inc.(b)	114,623	692,323
Trade Desk, Inc., Class A(a)	71,003	3,780,200

		20,905,159

Metals & Mining — 1.0%
Alcoa Corp.	29,080	1,134,992
Cleveland-Cliffs, Inc.(a)	82,662	1,073,779
MP Materials Corp.(a)	14,675	440,837
Nucor Corp.	42,338	5,562,367
Reliance Steel & Aluminum Co.	9,705	1,955,363
Royal Gold, Inc.	10,600	1,006,576
SSR Mining, Inc.(b)	34,057	469,987
Steel Dynamics, Inc.	28,013	2,634,623
U.S. Steel Corp.	38,312	780,032

		15,058,556

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	84,478	694,409
Annaly Capital Management, Inc.	67,664	1,255,167
Rithm Capital Corp.	68,947	581,224
Starwood Property Trust, Inc.	47,241	975,999

		3,506,799

Multiline Retail — 0.5%
Dollar Tree, Inc.(a)	34,381	5,449,389
Kohl’s Corp.	20,687	619,576
Macy’s, Inc.	43,592	908,893
Nordstrom, Inc.	18,392	374,093
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	10,048	562,688

		7,914,639

Multi-Utilities — 1.8%
Ameren Corp.	41,645	3,394,900
CenterPoint Energy, Inc.	101,938	2,916,446
CMS Energy Corp.	46,832	2,671,766
Consolidated Edison, Inc.	57,427	5,051,279
DTE Energy Co.	31,215	3,499,514

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NiSource, Inc.	65,661	$1,686,831
Public Service Enterprise Group, Inc.	80,574	4,517,784
WEC Energy Group, Inc.	51,066	4,663,858

		28,402,378

Oil, Gas & Consumable Fuels — 4.8%
Antero Midstream Corp.	54,383	579,179
Antero Resources Corp.(a)	46,789	1,715,285
APA Corp.	52,624	2,392,287
Cheniere Energy, Inc.	40,276	7,105,089
Chesapeake Energy Corp.	19,590	2,003,469
Continental Resources, Inc.	5,830	431,245
Coterra Energy, Inc.	126,974	3,952,701
Devon Energy Corp.	106,455	8,234,294
Diamondback Energy, Inc.	27,998	4,398,766
DT Midstream, Inc.(a)	15,671	935,559
Enviva, Inc.	4,951	296,268
EQT Corp.	59,605	2,493,873
Hess Corp.	45,564	6,428,169
HF Sinclair Corp.	23,573	1,441,960
Marathon Oil Corp.	109,279	3,327,546
New Fortress Energy, Inc.	7,793	429,161
ONEOK, Inc.	71,926	4,266,650
Ovintiv, Inc.	41,340	2,093,871
PDC Energy, Inc.	15,303	1,103,958
Phillips 66	77,870	8,121,062
Range Resources Corp.	41,443	1,180,297
Southwestern Energy Co.(a)	179,838	1,246,277
Targa Resources Corp.	36,544	2,498,513
Texas Pacific Land Corp.	926	2,133,384
Williams Cos., Inc.	197,102	6,451,149

		75,260,012

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	11,936	676,174

Personal Products(a) — 0.0%
Coty, Inc., Class A	57,269	384,275
Olaplex Holdings, Inc.	20,106	88,466

		472,741

Pharmaceuticals — 0.7%
Catalent, Inc.(a)	27,587	1,813,294
Elanco Animal Health, Inc.(a)	72,024	949,997
Jazz Pharmaceuticals PLC(a)	9,855	1,417,050
Organon & Co.	41,103	1,076,077
Perrigo Co. PLC	21,722	874,962
Royalty Pharma PLC, Class A	59,382	2,513,046
Viatris, Inc.	196,018	1,985,662

		10,630,088

Professional Services — 1.9%
Booz Allen Hamilton Holding Corp.	21,236	2,311,539
CACI International, Inc., Class A(a)	3,747	1,139,200
Clarivate PLC(a)(b)	77,495	800,523
CoStar Group, Inc.(a)	63,582	5,259,503
Dun & Bradstreet Holdings, Inc.	40,665	522,545
Equifax, Inc.	19,666	3,334,174
FTI Consulting, Inc.(a)	5,451	848,339
Jacobs Solutions, Inc.	20,676	2,382,289
KBR, Inc.	22,422	1,115,943
Leidos Holdings, Inc.	22,036	2,238,637
ManpowerGroup, Inc.	8,472	663,697
Robert Half International, Inc.	17,414	1,331,474

Security	Shares	Value

Professional Services (continued)
Science Applications International Corp.	8,987	$973,652
TransUnion	31,106	1,843,653
Verisk Analytics, Inc.	25,133	4,595,066

		29,360,234

Real Estate Management & Development(a) — 0.4%
CBRE Group, Inc., Class A	51,844	3,677,814
Howard Hughes Corp.	5,925	363,499
Jones Lang LaSalle, Inc.	7,780	1,237,720
Opendoor Technologies, Inc.	75,561	195,703
WeWork, Inc., Class A(b)	21,026	54,037
Zillow Group, Inc., Class A	9,598	296,866
Zillow Group, Inc., Class C(b)	25,926	800,076

		6,625,715

Road & Rail — 0.9%
AMERCO	1,455	836,901
Avis Budget Group, Inc.(a)	4,810	1,137,373
Hertz Global Holdings, Inc.(a)(b)	33,202	610,917
JB Hunt Transport Services, Inc.	13,494	2,308,419
Knight-Swift Transportation Holdings, Inc.	25,236	1,212,085
Landstar System, Inc.	5,850	913,887
Lyft, Inc., Class A(a)(b)	49,578	725,822
Old Dominion Freight Line, Inc.	16,259	4,464,721
Ryder System, Inc.	7,996	643,758
Schneider National, Inc., Class B	8,698	193,444
XPO Logistics, Inc.(a)	16,556	856,607

		13,903,934

Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc.(a)	7,721	196,191
Cirrus Logic, Inc.(a)	9,005	604,416
Enphase Energy, Inc.(a)	21,177	6,501,339
Entegris, Inc.(b)	23,995	1,903,763
First Solar, Inc.(a)	17,185	2,501,620
Globalfoundries, Inc.(a)(b)	10,106	573,010
Lattice Semiconductor Corp.(a)	21,950	1,064,794
Microchip Technology, Inc.	87,069	5,375,640
MKS Instruments, Inc.	9,313	765,063
Monolithic Power Systems, Inc.	7,378	2,504,462
ON Semiconductor Corp.(a)(b)	70,200	4,312,386
Qorvo, Inc.(a)	16,651	1,433,318
Skyworks Solutions, Inc.	26,176	2,251,398
Teradyne, Inc.	25,337	2,061,165
Universal Display Corp.	7,026	669,016
Wolfspeed, Inc.(a)	18,692	1,471,995

		34,189,576

Software — 5.4%
Alteryx, Inc., Class A(a)(b)	9,736	474,435
ANSYS, Inc.(a)	14,072	3,112,164
AppLovin Corp., Class A(a)	35,400	600,384
Aspen Technology, Inc.(a)(b)	4,361	1,052,963
Bentley Systems, Inc., Class B	27,270	962,086
Bill.com Holdings, Inc.(a)	15,775	2,103,754
Black Knight, Inc.(a)	24,998	1,511,629
Cadence Design Systems, Inc.(a)	44,146	6,683,263
CCC Intelligent Solutions Holdings, Inc.(a)	27,356	255,231
Ceridian HCM Holding, Inc.(a)	22,135	1,465,116
Confluent, Inc., Class A(a)(b)	20,089	539,992
Coupa Software, Inc.(a)	12,136	645,999
Crowdstrike Holdings, Inc., Class A(a)	34,020	5,484,024
Datadog, Inc., Class A(a)(b)	42,956	3,458,388
DocuSign, Inc.(a)	31,948	1,543,088

7

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Dolby Laboratories, Inc., Class A	9,871	$659,778
DoubleVerify Holdings, Inc.(a)(b)	10,241	299,344
Dropbox, Inc., Class A(a)	44,288	963,264
Dynatrace, Inc.(a)	32,172	1,133,741
Elastic NV(a)	12,480	798,096
Fair Isaac Corp.(a)	3,971	1,901,474
Five9, Inc.(a)	11,172	673,225
Fortinet, Inc.(a)	104,416	5,968,419
Guidewire Software, Inc.(a)(b)	13,527	803,639
HubSpot, Inc.(a)	7,416	2,199,289
Informatica, Inc., Class A(a)(b)	6,035	116,838
Jamf Holding Corp.(a)	10,550	249,719
Manhattan Associates, Inc.(a)	10,151	1,235,072
nCino, Inc.(a)	11,350	357,298
NCR Corp.(a)	20,560	437,106
New Relic, Inc.(a)	8,345	494,358
NortonLifeLock, Inc.	92,418	2,082,178
Nutanix, Inc., Class A(a)	34,056	933,134
Palantir Technologies, Inc., Class A(a)(b)	292,646	2,572,358
Paycom Software, Inc.(a)	8,282	2,865,572
Paycor HCM, Inc.(a)	7,588	231,206
Paylocity Holding Corp.(a)	6,422	1,488,555
Pegasystems, Inc.	6,854	255,037
Procore Technologies, Inc.(a)	11,298	617,549
PTC, Inc.(a)	17,039	2,007,705
RingCentral, Inc., Class A(a)	13,900	493,728
SentinelOne, Inc., Class A(a)(b)	27,710	632,896
Smartsheet, Inc., Class A(a)	20,288	708,457
Splunk, Inc.(a)(b)	26,210	2,178,313
Synopsys, Inc.(a)	24,672	7,217,794
Teradata Corp.(a)	16,787	530,301
Tyler Technologies, Inc.(a)	6,657	2,152,408
UiPath, Inc., Class A(a)	60,353	763,465
Unity Software, Inc.(a)(b)	34,089	1,005,626
Zendesk, Inc.(a)	19,662	1,507,879
Zoom Video Communications, Inc., Class A(a)	40,860	3,409,358
Zscaler, Inc.(a)	13,465	2,074,957

		83,911,652

Specialty Retail — 3.1%
Advance Auto Parts, Inc.	9,878	1,876,030
AutoNation, Inc.(a)	6,158	654,657
AutoZone, Inc.(a)	3,149	7,976,039
Bath & Body Works, Inc.	37,012	1,235,461
Best Buy Co., Inc.	32,510	2,224,009
Burlington Stores, Inc.(a)	10,650	1,522,524
CarMax, Inc.(a)(b)	25,913	1,632,778
Carvana Co.(a)(b)	16,871	228,265
Dick’s Sporting Goods, Inc.	8,801	1,001,202
Five Below, Inc.(a)	8,828	1,291,978
Floor & Decor Holdings, Inc., Class A(a)	16,695	1,224,912
GameStop Corp., Class A(a)(b)	43,424	1,229,333
Gap, Inc.	31,996	360,595
Leslie’s, Inc.(a)(b)	25,439	357,164
Lithia Motors, Inc.	4,386	869,086
O’Reilly Automotive, Inc.(a)	10,153	8,499,787
Penske Automotive Group, Inc.(b)	4,440	495,593
Petco Health & Wellness Co., Inc.(a)(b)	13,018	137,079

Security	Shares	Value

Specialty Retail (continued)
RH(a)	3,223	$818,416
Ross Stores, Inc.	55,856	5,344,861
Tractor Supply Co.	18,096	3,976,958
Ulta Beauty, Inc.(a)	8,315	3,487,061
Victoria’s Secret & Co.(a)	13,376	502,938
Williams-Sonoma, Inc.	11,047	1,367,950

		48,314,676

Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies, Inc., Class C	41,907	1,609,229
Hewlett Packard Enterprise Co.	210,144	2,998,755
HP, Inc.	167,417	4,624,057
NetApp, Inc.	35,540	2,461,856
Pure Storage, Inc., Class A(a)	45,511	1,404,469
Western Digital Corp.(a)	51,083	1,755,723

		14,854,089

Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)	21,936	1,002,036
Carter’s, Inc.	6,154	417,672
Columbia Sportswear Co.	5,887	438,581
Deckers Outdoor Corp.(a)	4,260	1,490,702
Hanesbrands, Inc.	56,924	388,222
Lululemon Athletica, Inc.(a)	18,073	5,946,740
PVH Corp.	10,863	557,489
Ralph Lauren Corp.	6,898	639,376
Skechers USA, Inc., Class A(a)	21,638	744,996
Tapestry, Inc.	40,747	1,290,865
Under Armour, Inc., Class A(a)	30,230	225,214
Under Armour, Inc., Class C(a)	32,337	212,131
VF Corp.	56,928	1,608,216

		14,962,240

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	48,690	664,619
New York Community Bancorp, Inc.	74,509	693,679
Rocket Cos., Inc., Class A(b)	19,111	131,866
TFS Financial Corp.	7,886	110,798
UWM Holdings Corp.	14,183	46,520

		1,647,482

Trading Companies & Distributors — 1.1%
Air Lease Corp.	16,803	592,978
Core & Main, Inc., Class A(a)(b)	9,746	229,811
Fastenal Co.	93,142	4,501,553
MSC Industrial Direct Co., Inc., Class A	7,606	631,146
SiteOne Landscape Supply, Inc.(a)	7,196	833,800
United Rentals, Inc.(a)	11,299	3,567,207
Univar Solutions, Inc.(a)	26,586	677,411
W.W.Grainger, Inc.(b)	7,373	4,308,412
Watsco, Inc.	5,328	1,443,675
WESCO International, Inc.(a)	7,206	992,771

		17,778,764

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.4%
American Water Works Co., Inc.	29,439	$4,278,664
Essential Utilities, Inc.	37,432	1,655,243

		5,933,907

Total Common Stocks — 97.9% (Cost: $1,155,531,988)		1,523,116,669

Investment Companies

Equity Funds — 0.6%
iShares Russell Mid-Cap ETF(c)(d)	146,346	9,894,453

Total Investment Companies — 0.6% (Cost: $9,392,935)		9,894,453

Total Long-Term Investments — 98.5% (Cost: $1,164,924,923)		1,533,011,122

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	69,728,572	69,714,626
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	4,975,596	4,975,596

Total Short-Term Securities — 4.8% (Cost: $74,720,342)		74,690,222

Total Investments — 103.3% (Cost: $1,239,645,265)		1,607,701,344
Liabilities in Excess of Other Assets — (3.3)%		(51,133,960)

Net Assets — 100.0%		$1,556,567,384

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$74,908,758	$—	$ (5,186,734	)(a)	$23,222	$(30,620)	$69,714,626	69,728,572	$151,484	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,934,737	—	(4,959,141	)(a)	—	—	4,975,596	4,975,596	53,017		—
iShares Russell Mid-Cap ETF	17,487,894	39,817,332	(47,362,039)		588,640	(637,374)	9,894,453	146,346	91,175		—

					$611,862	$(667,994)	$84,584,675		$295,676		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

9

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	12	12/16/22	$2,330	$(103,081)
S&P Mid 400 E-Mini Index	86	12/16/22	20,981	417,875

				$314,794

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$19,671,989	$—	$—	$19,671,989
Air Freight & Logistics	5,136,908	—	—	5,136,908
Airlines	12,403,671	—	—	12,403,671
Auto Components	8,091,908	—	—	8,091,908
Automobiles	5,801,727	—	—	5,801,727
Banks	51,260,551	—	—	51,260,551
Beverages	4,522,954	—	—	4,522,954
Biotechnology	30,255,782	—	—	30,255,782
Building Products	26,142,179	—	—	26,142,179
Capital Markets	65,808,486	—	—	65,808,486
Chemicals	50,524,666	—	—	50,524,666
Commercial Services & Supplies	20,760,622	—	—	20,760,622
Communications Equipment	17,221,155	—	—	17,221,155
Construction & Engineering	9,076,366	—	—	9,076,366
Construction Materials	7,626,571	—	—	7,626,571
Consumer Finance	11,626,175	—	—	11,626,175
Containers & Packaging	19,959,170	—	—	19,959,170
Distributors	8,204,561	—	—	8,204,561
Diversified Consumer Services	4,103,328	—	—	4,103,328
Diversified Financial Services	7,043,060	—	—	7,043,060
Diversified Telecommunication Services	2,150,853	—	—	2,150,853

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Electric Utilities	$42,792,027	$—	$—	$42,792,027
Electrical Equipment	20,566,247	—	—	20,566,247
Electronic Equipment, Instruments & Components	36,042,264	—	—	36,042,264
Energy Equipment & Services	10,971,260	—	—	10,971,260
Entertainment	25,635,699	—	—	25,635,699
Equity Real Estate Investment Trusts (REITs)	108,092,314	—	—	108,092,314
Food & Staples Retailing	11,382,355	—	—	11,382,355
Food Products	33,903,780	—	—	33,903,780
Gas Utilities	4,531,808	—	—	4,531,808
Health Care Equipment & Supplies	46,761,174	—	—	46,761,174
Health Care Providers & Services	27,025,742	—	—	27,025,742
Health Care Technology	5,276,954	—	—	5,276,954
Hotels, Restaurants & Leisure	48,242,310	—	—	48,242,310
Household Durables	19,081,934	—	—	19,081,934
Household Products	6,383,050	—	—	6,383,050
Independent Power and Renewable Electricity Producers	5,000,625	—	—	5,000,625
Insurance	73,262,355	—	—	73,262,355
Interactive Media & Services	7,285,724	—	—	7,285,724
Internet & Direct Marketing Retail	7,695,650	—	—	7,695,650
IT Services	55,306,717	—	—	55,306,717
Leisure Products	5,098,603	—	—	5,098,603
Life Sciences Tools & Services	39,275,195	—	—	39,275,195
Machinery	61,097,322	21,141	—	61,118,463
Marine	682,922	—	—	682,922
Media	20,905,159	—	—	20,905,159
Metals & Mining	15,058,556	—	—	15,058,556
Mortgage Real Estate Investment Trusts (REITs)	3,506,799	—	—	3,506,799
Multiline Retail	7,914,639	—	—	7,914,639
Multi-Utilities	28,402,378	—	—	28,402,378
Oil, Gas & Consumable Fuels	75,260,012	—	—	75,260,012
Paper & Forest Products	676,174	—	—	676,174
Personal Products	472,741	—	—	472,741
Pharmaceuticals	10,630,088	—	—	10,630,088
Professional Services	29,360,234	—	—	29,360,234
Real Estate Management & Development	6,625,715	—	—	6,625,715
Road & Rail	13,903,934	—	—	13,903,934
Semiconductors & Semiconductor Equipment	34,189,576	—	—	34,189,576
Software	83,911,652	—	—	83,911,652
Specialty Retail	48,314,676	—	—	48,314,676
Technology Hardware, Storage & Peripherals	14,854,089	—	—	14,854,089
Textiles, Apparel & Luxury Goods	14,962,240	—	—	14,962,240
Thrifts & Mortgage Finance	1,647,482	—	—	1,647,482
Trading Companies & Distributors	17,778,764	—	—	17,778,764
Water Utilities	5,933,907	—	—	5,933,907
Investment Companies	9,894,453	—	—	9,894,453
Short-Term Securities
Money Market Funds	74,690,222	—	—	74,690,222

	$1,607,680,203	$21,141	$—	$1,607,701,344

Derivative Financial Instruments(a)
Assets
Equity Contracts	$417,875	$—	$—	$417,875
Liabilities
Equity Contracts	(103,081)	—	—	(103,081)

	$314,794	$—	$—	$314,794

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

11

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Mid-Cap Index Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	12